Stock-Based Compensation (Details) - Schedule of weighted-average assumptions - EQRx, INC. [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Stock-Based Compensation (Details) - Schedule of weighted-average assumptions [Line Items]
Risk-free interest rate	0.91%	0.43%	0.42%
Volatility	65.00%	67.00%	66.00%
Dividend yield	0.00%	0.00%	0.00%
Expected term (years)	6 years	5 years 10 months 24 days	6 years 7 days